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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2007
                                               ---------------

Check here if Amendment [ ]; Amendment Number: __________

  This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silchester International Investors Limited
Address:  Time & Life Building
          1 Bruton Street
          London, W1J6TL, United Kingdom

Form 13F File Number: 28-  12123
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Linehan
       ------------------------
Title: Compliance Officer
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Phone: 011-44-20-7518-7125
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Signature, Place, and Date of Signing:

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
  /s/ Timothy J. Linehan                  London, United Kingdom                 4/10/07
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        [Signature]                            [City, State]                     [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                           -------------------------------
Form 13F Information Table Entry Total:       2
                                           -------------------------------
Form l3F Information Table Value Total:       315,661
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                                                   (thousands)

List of Other Included Managers:    NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                            FORM 13F INFORMATION TABLE


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Column 1                    Column 2     Column 3   Column 4          Column 5         Column 6   Column 7         Column 8
--------                    --------     --------   --------          --------         --------   --------         --------

NAME OF ISSUER            TITLE OF       CUSIP      VALUE      SHRS OR   SH/PRN  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
                          CLASS                                                        DISCRETION MANAGERS
                                                    (x$1000)   PRN AMT           CALL                        SOLE       SHARED  NONE
Chunghwa Telecom Co LTD   Sponsored ADR  17133Q205  148,670    7,463,346  SH           SOLE                  7,463,346

Korea Electric PWR        Sponsored ADR  500631106  166,991    8,349,553  SH           SOLE                  8,349,553
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